SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) item	Jun. 30, 2025 item	Dec. 31, 2025 USD ($)
Concentration of risks
Cash and cash equivalents	$ 127,909,840		$ 74,523,782
Concentration of credit risk | Cash and cash equivalents | Mainland of China
Concentration of risks
Cash and cash equivalents	6,150,976		8,327,345
Concentration of credit risk | Cash and cash equivalents | Outside the mainland of China
Concentration of risks
Cash and cash equivalents	$ 121,758,864		$ 66,196,437
Concentration of suppliers | Research and development services purchased
Concentration of risks
Number of major supplier | item	1	1
Concentration of suppliers | Research and development services purchased | One supplier
Concentration of risks
Concentration risk percentage	15.00%	12.00%
Concentration of suppliers | Research and development services purchased | Second supplier
Concentration of risks
Concentration risk percentage	20.00%	10.00%